FINANCIAL INSTRUMENTS (Details 28) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,182,353	[1]	$ 5,002,072	[1]	$ 4,454,380
Bonds issued	3,501,654		3,302,685
Borrowings	940,435		858,457
Other financial liabilities	$ 4,581,875		$ 4,278,911
Percentage of entity total interest rate borrowings	100.00%		100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 3,807,932		$ 3,676,210
Bonds issued	3,501,654		3,302,685
Borrowings	238,091		261,149
Other financial liabilities	$ 68,187		$ 112,376
Proportion of fixed interest rate borrowings	84.40%		86.00%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 702,344		$ 597,308
Bonds issued	0		0
Borrowings	$ 702,344		$ 597,308
Proportion of variable interest rate borrowings	15.60%		14.00%

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.